INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2021
INCOME TAXES
Schedule of Income Tax Payable

Income tax payable represented enterprise income tax at a rate of 25% of taxable income the Company accrued but not paid. Income tax payable as of June 30, 2021 and 2020 comprises:

	June 30, 2021	June 30, 2020
Jinshang Leasing	—	1,423,022
Total	$—	$1,423,022

Schedule of Components of Income Tax Expense (Benefit)

	For the year ended June 30,
	2021	2020
Current income tax benefit (expense)	1,256,560	(256,030)
Deferred tax (expense)benefit	(25,846,977)	4,255,391
Total (expense)credit for income taxes	(24,590,417)	3,999,361

Schedule of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate

The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	June 30, 2021	June 30, 2020
PRC statutory tax	25%	25%
Effect of non-deductible expenses	(14.6)%	(30.3)%
Effect of non-taxable income	(6.9)%	3.7%
Others	147.9%	(23.4)%
Effective tax rate	151.4%	(25.0)%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax arose from the difference in tax and accounting base of the deductible lease payment receivable loss and difference in direct financing lease income recognition between PRC and U.S. GAAP.

	June 30, 2021	June 30, 2020
Deferred tax assets
Provision for direct financing lease	$—	$25,517,310
Direct financing lease income	—	(1,042,727)
Total deferred tax assets	—	24,474,583
Net total deferred tax assets	$—	$24,474,583